MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-1

Collection Period	4/1/12-4/30/12
Determination Date	5/9/2012
Distribution Date	5/15/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$910,754,668.25
2.	Collections allocable to Principal				$28,112,180.21
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$189,441.42

5.	Pool Balance on the close of the last day of the related Collection Period				$882,453,046.62
	(Ln1 - Ln2 - Ln3 - Ln4)				$882,453,046.62
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				59,731
7.	Initial Pool Balance				$970,000,044.78

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$102,647,121.57		$74,628,516.15
	b.	Class A-2 Note Balance	$336,000,000.00		$336,000,000.00
	c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
	d.	Class A-4 Note Balance	$120,680,000.00		$120,680,000.00
	e.	Class B Note Balance	$20,370,000.00		$20,370,000.00
	f.	Class C Note Balance	$17,460,000.00		$17,460,000.00
	g.	Class D Note Balance	$16,490,000.00		$16,490,000.00

	h.	Note Balance (sum a - g)	$901,647,121.57		$873,628,516.15

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.6002756		0.4364241
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9295331		0.9006480

10.	Overcollateralization Target Amount				$8,824,530.47
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$8,824,530.47
12.	Weighted Average Coupon			%	8.76%
13.	Weighted Average Original Term			months	65.58
14.	Weighted Average Remaining Term			months	57.07

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,645,634.44
	b.	Liquidation Proceeds allocable to Finance Charge			$132.91
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,645,767.35

16.	Principal:
	a.	Collections allocable to Principal			$28,112,180.21
	b.	Liquidation Proceeds allocable to Principal			$133,191.57
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$28,245,371.78

17.	Total Finance Charge and Principal Collections (15d+16d)		$34,891,139.13
18.	Interest Income from Collection Account		$2,130.05
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$34,893,269.18

Available Funds

21.	Available Collections		$34,893,269.18
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$34,893,269.18

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$758,962.22
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$758,962.22

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,692.22
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,692.22

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$31,477.65
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$31,477.65

	e.	Class A-2 Monthly Interest	$165,200.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$165,200.00

	i.	Class A-3 Monthly Interest	$213,600.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$213,600.00

	m.	Class A-4 Monthly Interest	$125,708.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$125,708.33

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$29,876.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$29,876.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,010.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,010.00

32.	Tertiary Principal Distributable Amount		$2,704,074.95

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,461.75
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$42,461.75

34.	Quaternary Principal Distributable Amount		$16,490,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$20,599,063.12

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$8,824,530.47

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,645,767.35
	b.	Total Daily Deposits of Principal Collections	$28,245,371.78
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,130.05

	e.	Total Deposits to Collection Account (sum a - d)	$34,893,269.18

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$758,962.22
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,692.22
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$28,658,939.15
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,469,675.59

	f.	Total Withdrawals from Collection Account (sum a - e)	$34,893,269.18

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$31,477.65
	b.	Class A-2 Interest Distribution	$165,200.00
	c.	Class A-3 Interest Distribution	$213,600.00
	d.	Class A-4 Interest Distribution	$125,708.33
	e.	Class B Interest Distribution	$29,876.00
	f.	Class C Interest Distribution	$32,010.00
	g.	Class D Interest Distribution	$42,461.75
	h.	Class A-1 Principal Distribution	$28,018,605.42
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$28,658,939.15

44.	Withdrawals
	a.	Class A-1 Distribution	$28,050,083.07
	b.	Class A-2 Distribution	$165,200.00
	c.	Class A-3 Distribution	$213,600.00
	d.	Class A-4 Distribution	$125,708.33
	e.	Class B Distribution	$29,876.00
	f.	Class C Distribution	$32,010.00
	g.	Class D Distribution	$42,461.75

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$28,658,939.15

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$5,469,675.59
	b.	Reserve Account surplus (Ln 55)	$177.01

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$5,469,852.60

46.	Withdrawals
	a.	Certificateholder Distribution	$5,469,852.60

	b.	Total Withdrawals from Certificate Payment Account	$5,469,852.60

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,425,000.11	$2,425,000.11
	b.	Note Balance	$873,628,516.15

48.	Required Reserve Account Amount		$2,425,000.11

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,425,000.11
50.	Investment Earnings		$177.01
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,425,177.12
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$177.01

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,425,000.11
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$758,962.22
60.	Amount to be paid to Backup Servicer from the Collection Account		$5,692.22
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$28,658,939.15
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$5,469,675.59
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$177.01
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$28,050,083.07
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$165,200.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$213,600.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$125,708.33
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$29,876.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,010.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$42,461.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$5,469,852.60

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$56,116.94
74.	Cumulative Net Losses			$89,816.59
75.	Cumulative Net Loss Percentage			0.0093%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	647	$8,247,830.63
	b.	61 to 90 days past due	123	$1,552,427.46
	c.	91 or more days past due	47	$803,923.74

	d.	Total Past Due (sum a-c)	817	10,604,181.83

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,663,031,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 09, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer